Nature of business	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Nature of business

Note 1 - Nature of business

RedCloud Holdings plc (“RedCloud Holdings” or the “Parent Company”), together with its wholly-owned subsidiaries (collectively, the “Company” or “RedCloud Group”), operates a cloud-based, business-to-business open commerce platform, RED101. The Company’s platform facilitates digital commerce in Nigeria, South Africa, Brazil, Peru, and Argentina, with supporting operations and cost centers located in the United Kingdom and Portugal.

RedCloud Technologies Ltd (“RedCloud Technologies”) was incorporated in the United Kingdom on February 3, 2014, and historically served as the operating and holding entity of the RedCloud Group. On April 14, 2024, a corporate restructuring was completed pursuant to which RedCloud Holdings plc, a private company limited by shares incorporated under the laws of England and Wales, was formed as the new ultimate parent of the RedCloud Group. RedCloud Holdings plc was established to facilitate future strategic and capital market initiatives, including potential public listing activities. This restructuring had no impact on the underlying operations of the business.

The Company provides services through the RED101 platform, enabling commerce between registered users. Buyers (typically small-to-medium merchants) can purchase fast-moving consumer goods (“FMCG”) from Sellers (brands and distributors) listed on the platform. RedAds™ allows Sellers to promote targeted offers, while RedInsights provides data analytics and insights drawn from over 50,000 individual market data points in real-time. The Company also offers digital financial solutions under RedPay, including e-wallet services and access to localized payment networks.

The Company generates revenue primarily through transaction-based commissions calculated as a percentage of the value of goods sold via RED101.